BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 42,693
Borrowings	36,013
Interest accrued	2,694
Principal repayments	(44,836)
Interest payments	(3,019)
Foreign exchange	(147)
Closing balance	33,398
Current	30,933
Non-current	2,465	$ 4,627
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	16,060
Borrowings	0
Interest accrued	449
Principal repayments	(12,686)
Interest payments	(628)
Foreign exchange	(185)
Closing balance	3,010
Current	3,010
Non-current	$ 0
Nominal interest rate	5.50%
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 16,034
Borrowings	22,044
Interest accrued	891
Principal repayments	(20,500)
Interest payments	(953)
Foreign exchange	0
Closing balance	17,516
Current	17,516
Non-current	$ 0
Nominal interest rate	5.40%
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 589
Borrowings	219
Principal repayments	(846)
Interest payments	0
Foreign exchange	38
Closing balance	0
Current	0
Non-current	$ 0
Nominal interest rate	13.70%
IXM Note
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 10,010
Borrowings	0
Interest accrued	548
Principal repayments	(10,000)
Interest payments	(558)
Foreign exchange	0
Closing balance	0
Current	0
Non-current	$ 0
Nominal interest rate	5.00%
Bradesco
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,500
Interest accrued	223
Principal repayments	0
Interest payments	(319)
Foreign exchange	0
Closing balance	2,404
Current	736
Non-current	$ 1,668
Nominal interest rate	3.70%
Samsung
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,250
Interest accrued	583
Principal repayments	(804)
Interest payments	(561)
Foreign exchange	0
Closing balance	10,468
Current	9,671
Non-current	$ 797
Nominal interest rate	5.00%
Adjustment to nominal interest rate basis	5.00%